Share Capital, Warrants and Options - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants (Details)	6 Months Ended
Jun. 30, 2020 EquityInstruments $ / shares
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	3,984,731
Weighted average remaining contractual life (years)	1 year 5 months 20 days
Warrants Expiring December 18, 2021 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	3,984,731
Exercise price | $ / shares	$ 0.25
Weighted average remaining contractual life (years)	1 year 5 months 20 days